Stock Options (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 30, 2017
Option shares		65,000,000
Exercise price		$ 0.0375
Share based compensation	$ 1,636,000	$ 368,000	$ 506,000
Unamortized stock compensation	1,300,000	$ 5,032,000	$ 3,600,000
Intrinsic value of warrants	$ 717,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		400,000,000		100,000,000
Total fair value		$ 2,657,000
Options, Grants in Period		67,500,000	57,500,000
Options, exercised during period		42,500,000	0
Stock Option [Member]
Option shares		2,500,000
Exercise price		$ 0.005	$ 0.005
Total fair value		$ 5,400,000	$ 3,853,000
Stock compensation expense, Additional		$ 2,712,000
Common stock, shares issued upon cashless exercise of options		39,955,655
Options, Grants in Period		67,500,000	57,500,000
Discount rate		1.46%	0.95%
Volatility rate		137.00%	604.00%
Options, exercised during period		42,500,000
Options outstanding, estimated life		10 years	10 years
Stock Option [Member] | February 2021 [Member]
Share based compensation		$ 3,675,000
Intrinsic value of warrants		$ 3,225,000	$ 0
Options outstanding, estimated life		10 years
Stock option granted		12,250,000